UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21279

The Merger Fund® VL

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301-9683

(Address of principal executive offices) (Zip code)

Jennifer Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

Hartford, CT 06103-2608

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 367-5877

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

(b)	Not applicable.

SEMIANNUAL REPORT

June 30, 2022
The Merger Fund® VL

Not FDIC Insured • No Bank Guarantee • May Lose Value

The Merger Fund® VL
Proxy Voting Procedures and Voting Record (Form N-PX)
The subadviser votes proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Fund (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-367-5877. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Fund files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.

MESSAGE TO SHAREHOLDERS
To Shareholders of The Merger Fund® VL:
I am pleased to present this semiannual report, which reviews the performance of your Fund for the six months ended June 30, 2022.
During the first half of the year, market volatility increased as investors contended with higher inflation, rising interest rates, and efforts by the Federal Reserve (Fed) to tighten monetary policy. Russia’s invasion of Ukraine in late February led to higher energy and food costs, adding to the uncertainty.
Domestic equity indexes struggled during the six months ended June 30, 2022. U.S. large-capitalization stocks were down 19.96%, as measured by the S&P 500® Index, and small-cap stocks lost 23.43%, as measured by the Russell 2000® Index. Losses were felt more broadly in international equities, with developed markets, as measured by the MSCI EAFE® Index (net), declining 19.57%, while emerging markets, as measured by the MSCI Emerging Markets Index (net), were down 17.63%.
In fixed income markets, the yield on the 10-year Treasury rose to 2.98% on June 30, 2022, from 1.52% on December 31, 2021, as the Fed began to raise interest rates in March to tackle inflation. The broader U.S. fixed income market, as represented by the Bloomberg U.S. Aggregate Bond Index, was down 10.35% for the six-month period, while non-investment grade bonds, as measured by the Bloomberg U.S. Corporate High Yield Bond Index, lost 14.19%.
When markets are volatile, it is best to focus on your long-term goals rather than the headlines. Your financial advisor can help. Please call our customer service team at 1-800-367-5877. if you have questions about your account or require assistance. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, The Merger Fund® VL
August 2022
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investing involves risk, including the risk of loss of principal invested.

THE MERGER® VL FUND
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF January 1, 2022 TO June 30, 2022
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As an investor of The Merger Fund® VL (the “Fund”), you incur certain ongoing costs, including investment advisory fees and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio**	Expenses Paid During Period*
Class I	$ 1,000.00	$ 983.90	1.51%	$ 7.43

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
**	Annualized expense ratios include dividend and interest expense on securities sold short.
The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio**	Expenses Paid During Period*
Class I	$ 1,000.00	$ 1,017.31	1.51%	$ 7.55

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
**	Annualized expense ratios include dividend and interest expense on securities sold short.
The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.

THE MERGER FUND® VL
KEY INVESTMENT TERMS (Unaudited)
June 30, 2022
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg U.S. Aggregate Bond Index
The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg U.S. Corporate High Yield Bond Index
The Bloomberg U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (the “Fed”)
The Central Bank of the U.S., responsible for controlling the money supply, interest rates, and credit with the goal of keeping the U.S.
economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches, and all national and state banks that are part of the system.
Leveraged Loans
Leveraged loans (also known as bank, senior or floating-rate loans) consists of below investment-grade credit quality loans that are arranged by banks and other financial institutions to help companies finance acquisitions, recapitalizations, or other highly leveraged transactions. Such loans may be especially vulnerable to adverse changes in economic or market conditions, although they are senior in the capital structure which typically provides investors/lenders a degree of potential credit risk protection.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Overnight Bank Funding Rate (“OBFR”)
The overnight bank funding rate is a measure of wholesale, unsecured, overnight bank funding costs. It is calculated using federal funds transactions, certain Eurodollar transactions, and certain domestic deposit transactions
Prime Rate
The federal funds rate commercial banks charge their most creditworthy corporate customers.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Secured Overnight Financing Rate (“SOFR”)
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities

THE MERGER FUND® VL
KEY INVESTMENT TERMS (Unaudited) (Continued)
June 30, 2022
Standard & Poor’s Depositary Receipt (SPDR®)
A portfolio of stocks tracking an index, commonly held by ETFs that offer investors a manner in which to experience the investment performance of the index without owning each individual security.
Special Purpose Acquisition Company (SPAC)
A special purpose acquisition company (SPAC) is a company that has no commercial operations and is formed strictly to raise capital through an initial public offering for the purpose of acquiring or merging with an existing company.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

The Merger Fund® VL
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
June 30, 2022
PORTFOLIO COMPOSITION*
By Sector
Information Technology	33.6%
Industrials	19.6
Consumer Discretionary	10.8
Health Care	9.7
Real Estate	8.1
Financials	7.3
Communication Services	5.9
Consumer Staples	2.9
Materials	1.7
Utilities	0.4
Total	100%
* Data expressed as a percentage of long common stocks, private investments in public equity, preferred stocks, contingent value rights, rights, warrants, bank loans,convertible bonds, corporate bonds and long total return swap contract positions as of June 30, 2022. Data expressed excludes special purpose acquisition companies, escrow notes, short- term investments, securities sold short, written and purchased options, forward currency exchange contracts and short total return swap contracts. Please refer to the Schedule of Investments for more details on the Fund’s individual holdings.
DEAL COMPOSITION
Type of Buyer		Deal Terms*
Strategic	86.1%	Cash	78.8%
Financial	13.9%	Cash and Stock	12.5%
		Stock and Stub(1)	4.8%
By Deal Type		Risk Reversal	2.0%
Friendly	100.0%	Stock with Fixed Exchange Ratio	1.8%
Hostile	0.0%	Undetermined (2)	0.1%
* Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of June 30, 2022.
(1) “Stub” includes assets other than cash and stock (e.g., escrow notes).
(2) The compensation is undetermined because the compensation to be received (e.g., stock, cash, escrow notes, other) will be determined at a later date, potentially at the option of the Fund’s investment adviser.

THE MERGER FUND® VL
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—5.1%
Communication Services—1.6%
Connect Finco S.a.r.l. 144A 6.750%, 10/1/26(1)	$ 96	$ 86
GrubHub Holdings, Inc. 144A 5.500%, 7/1/27(1)	287	200
TEGNA, Inc.
4.625%, 3/15/28	206	193
5.000%, 9/15/29	107	101
Twitter, Inc.
144A 3.875%, 12/15/27(1)	238	224
144A 5.000%, 3/1/30(1)	89	85
WeWork Cos., LLC 144A 5.000%, 7/10/25(1)	8	5
		894

Consumer Discretionary—1.0%
Peninsula Pacific Entertainment LLC 144A 8.500%, 11/15/27(1)	167	176
Tenneco, Inc. 144A 5.125%, 4/15/29(1)	406	382
		558

Consumer Staples—0.3%
Fresh Market, Inc. (The) 144A 9.750%, 5/1/23(1)	57	57
TreeHouse Foods, Inc. 4.000%, 9/1/28	140	114
		171

Financials—0.7%
Nielsen Finance LLC
144A 5.625%, 10/1/28(1)	322	299
144A 5.875%, 10/1/30(1)	83	76
		375

Industrials—0.3%
Meritor, Inc. 144A 4.500%, 12/15/28(1)	119	115
WeWork Cos., Inc. 144A 7.875%, 5/1/25(1)	91	66
		181

Information Technology—1.2%
CDK Global, Inc. 144A 5.250%, 5/15/29(1)	24	24
MoneyGram International, Inc. 144A 5.375%, 8/1/26(1)	202	192
Plantronics, Inc. 144A 4.750%, 3/1/29(1)	233	232
Switch Ltd.
144A 3.750%, 9/15/28(1)	254	251
	Par Value	Value

Information Technology—continued
144A 4.125%, 6/15/29(1)	$ 2	$ 2
		701

Total Corporate Bonds and Notes (Identified Cost $3,153)		2,880

Leveraged Loans—0.7%
Health Care—0.3%
Mallinckrodt International Finance S.A. (3 month LIBOR + 4.250%) 4.250%, 2/28/23(2)	175	173
Media / Telecom - Diversified Media—0.1%
RentPath LLC Tranche B-1, First Lien 0.000%, 1/1/30(3)(4)	16	— (5)
Syniverse Holdings, Inc. (3 month SOFR + 7.000%) 8.290%, 5/13/27(2)	70	61
		61

Service—0.3%
Watts Guerra LLP (1 month LIBOR + 8.000%) 8.000%, 10/7/23(2)(3)	160	158
Total Leveraged Loans (Identified Cost $413)		392

	Shares
Preferred Stock—0.1%
Industrials—0.1%
Babcock & Wilcox Enterprises, Inc., 6.500%	1,856	40
Total Preferred Stock (Identified Cost $46)		40

Common Stocks—43.6%
Communication Services—4.1%
Activision Blizzard, Inc.	8,879	691
MGM Holdings, Inc. Class A(3)(6)	1,792	7
Sciplay Corp. Class A(6)	2,850	40
Shaw Communications, Inc. Class B	11,267	332
TEGNA, Inc.(7)	27,354	574
Twitter, Inc.(6)	11,154	417
Vodafone Group plc Sponsored ADR	16,500	257
Warner Bros Discovery, Inc.(6)	46	1
		2,319

	Shares	Value

Consumer Discretionary—2.0%
Lennar Corp. Class A	7,100	$ 501
Sportsman’s Warehouse Holdings, Inc.(6)	8,433	81
Tenneco, Inc. Class A(6)	10,625	182
Terminix Global Holdings, Inc.(6)	8,622	351
		1,115

Consumer Staples—0.0%
TPCO Holding Corp.(6)	6,530	4
Financials—4.0%
Alleghany Corp.(6)	916	763
First Horizon Corp.(7)	64,751	1,415
Flagstar Bancorp, Inc.	1,466	52
		2,230

Health Care—3.4%
ATI Physical Therapy, Inc.(6)	4,111	6
Biohaven Pharmaceutical Holding Co. Ltd.(6)	2,755	401
Covetrus, Inc.(6)	525	11
GSK plc Sponsored ADR	12,192	531
LHC Group, Inc.(6)	6,228	970
		1,919

Industrials—4.0%
Cornerstone Building Brands, Inc.(6)	7,915	194
Hertz Global Holdings, Inc.(6)	215	3
ManTech International Corp. Class A	1,135	108
Meritor, Inc.(6)	14,827	539
Microvast Holdings, Inc.(6)	9,000	20
Nielsen Holdings plc	17,716	411
Welbilt, Inc.(6)	20,750	494
XPO Logistics, Inc.(6)	9,500	458
		2,227

Information Technology—20.3%
Citrix Systems, Inc.(7)	12,795	1,243
CMC Materials, Inc.	5,821	1,016
Coherent, Inc.(6)	8,621	2,295
Lazard Growth Acquisition Corp. I(6)	5,615	55
Mandiant, Inc.(6)(7)	47,991	1,047
MoneyGram International, Inc.(6)	30,101	301
NeoPhotonics Corp.(6)	9,701	153
Plantronics, Inc.(6)	3,281	130
Rogers Corp.(6)(7)	3,115	816
Sailpoint Technologies Holdings, Inc.(6)	17,856	1,119
Silicon Motion Technology Corp. ADR	8,621	722
Switch, Inc. Class A	20,254	679
Tower Semiconductor Ltd.(6)	7,849	362
VMware, Inc. Class A	5,005	571
Vonage Holdings Corp.(6)(7)	35,254	664
See Notes to Financial Statements

THE MERGER FUND® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Shares	Value

Information Technology—continued
Zendesk, Inc.(6)	2,744	$ 203
		11,376

Materials—0.6%
Atotech Ltd.(6)(7)	17,657	342
Real Estate—5.2%
American Campus Communities, Inc.	24,140	1,556
Bluerock Residential Growth REIT, Inc. Class A	5,731	151
Healthcare Realty Trust, Inc.	115	3
Healthcare Trust of America, Inc. Class A(7)	22,885	639
PS Business Parks, Inc.	3,152	590
		2,939

Total Common Stocks (Identified Cost $25,711)		24,471

Rights—0.0%
Financials—0.0%
Shelter Acquisition Corp. I Sponsor Shares(3)(6)	718	—
Health Care—0.0%
Bristol Myers Squibb Co.(6)	6,945	9
Total Rights (Identified Cost $—)		9

Warrants—0.1%
Communication Services—0.0%
Akazoo S.A.(3)(6)	2,642	—
BuzzFeed, Inc.(6)	1,666	— (5)
		— (5)

Consumer Discretionary—0.0%
Cazoo Group Ltd(6)	5,415	— (5)
CEC Brands LLC(3)(6)	2,163	7
Enjoy Technology, Inc.(6)	193	— (5)
Global Business Travel Group I(6)	804	1
		8

Consumer Staples—0.0%
Whole Earth Brands, Inc.(6)	7,310	2
Financials—0.1%
Accelerate Acquisition Corp.(6)	3,000	1
Arrowroot Acquisition Corp.(6)	6,162	— (5)
Austerlitz Acquisition Corp. I(6)	189	— (5)
Avanti Acquisition Corp.(6)	1,800	— (5)
CF Acquisition Corp. VIII(6)	757	— (5)
Cohn Robbins Holdings Corp.(6)	1,528	1
Conx Corp.(6)	1,894	— (5)
Deep Lake Capital Acquisition Corp.(6)	2,380	— (5)
	Shares	Value

Financials—continued
E.Merge Technology Acquisition Corp.(6)	5,666	$ 1
Equity Distribution Acquisition Corp. Class A(6)	6,502	1
Fortress Capital Acquisition Corp.(6)	983	— (5)
G Squared Ascend I, Inc.(6)	842	— (5)
GCM Grosvenor, Inc. Class A(6)	1,355	1
Goal Acquisitions Corp.(6)	8,032	1
Golden Falcon Acquisition Corp.(6)	2,479	— (5)
Grove Collaborative Holdings(6)	1,063	1
Healthcare Services Acquisition Corp.(6)	3,215	— (5)
KL Acquisition Corp.(6)	4,297	— (5)
KludeIn I Acquisition Corp.(6)	1,500	— (5)
Longview Acquisition Corp. II(6)	1,261	— (5)
Marlin Technology Corp.(6)	3,139	1
Moneylion, Inc.(6)	11,485	2
Pathfinder Acquisition Corp.(6)	1,062	— (5)
Pioneer Merger Corp.(6)	3,454	1
Pontem Corp.(6)	2,248	— (5)
Prospector Capital Corp.(6)	2,213	— (5)
RMG Acquisition Corp. III(6)	1,196	— (5)
Senior Connect Acquisition Corp. I(6)	2,283	— (5)
Supernova Partners Acquisition Co. III Ltd(6)	1,493	— (5)
Thunder Bridge Capital Partners III, Inc.(6)	1,095	— (5)
Tishman Speyer Innovation Corp. II(6)	1,028	— (5)
VectoIQ Acquisition Corp. II(6)	1,342	— (5)
		11

Health Care—0.0%
Biote Corp.(6)	1,190	1
Pear Therapeutics, Inc.(6)	100	— (5)
Quantum-Si, Inc.(6)	7,060	4
Talkspace, Inc.(6)	17,327	6
		11

Industrials—0.0%
Berkshire Grey, Inc.(6)	1,255	— (5)
Information Technology—0.0%
Embark Technology, Inc.(6)	66	— (5)
Materials—0.0%
Ginkgo Bioworks Holdings, Inc.(6)	40	— (5)
Total Warrants (Identified Cost $252)		32

	Shares/Units	Value
Special Purpose Acquisition Companies—20.8%
10X Capital Venture Acquisition Corp. II Class A(6)	5,567	$ 55
10X Capital Venture Acquisition Corp. III Class A(6)	5,378	54
26 Capital Acquisition Corp.(6)	1,800	18
7GC & Co. Holdings, Inc. Class A(6)	5,614	55
Accelerate Acquisition Corp. Class A(6)	9,000	88
ACE Convergence Acquisition Corp. Class A(6)	1,586	16
AEA-Bridges Impact Corp. Class A(6)	5,552	55
AfterNext HealthTech Acquisition Corp. Class A(6)	6,731	65
Agba Acquisition Ltd.(6)	632	7
Agile Growth Corp. Class A(6)	3,931	39
Alpha Partners Technology Merger Corp. Class A(6)	5,646	55
AltEnergy Acquisition Corp.(6)	1,600	16
Altimar Acquisition Corp. III(6)	2,313	23
Altimeter Growth Corp. 2 Class A (6)	5,427	54
Anzu Special Acquisition Corp. I(6)	200	2
Anzu Special Acquisition Corp. I Class A(6)	5,592	55
ArcLight Clean Transition Corp. II Class A(6)	5,563	55
Ares Acquisition Corp.(6)	1,950	19
Argus Capital Corp. Class A(6)	18	— (5)
Arrowroot Acquisition Corp. Class A(6)	7,864	77
Artemis Strategic Investment Corp. Class A(6)	5,481	54
ARYA Sciences Acquisition Corp. V Class A(6)	911	9
Astrea Acquisition Corp. Class A(6)	4,267	42
Athena Consumer Acquisition Corp.(6)	1,071	10
Atlas Crest Investment Corp. II(6)	1,450	14
Atlas Crest Investment Corp. II Class A(6)	3,919	38
Ault Disruptive Technologies Corp.(6)	1,619	16
Aurora Acquisition Corp. Class A(6)	2,413	24
Austerlitz Acquisition Corp. I Class A(6)	11,528	112
Austerlitz Acquisition Corp. II(6)	900	9
Austerlitz Acquisition Corp. II Class A(6)	4,453	43
Authentic Equity Acquisition Corp.(6)	400	4
Avanti Acquisition Corp. Class A(6)	8,716	86
See Notes to Financial Statements

THE MERGER FUND® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Shares/Units	Value
Avista Public Acquisition Corp. II Class A(6)	5,451	$ 55
AxonPrime Infrastructure Acquisition Corp. Class A(6)	3	— (5)
Belong Acquisition Corp. Class A(6)	716	7
Big Sky Growth Partners, Inc. Class A(6)	619	6
Bilander Acquisition Corp. Class A(6)	5,641	55
Biotech Acquisition Co. Class A(6)	5,539	55
Blue Whale Acquisition Corp. I Class A(6)	3,504	34
BlueRiver Acquisition Corp.(6)	150	1
BOA Acquisition Corp. Class A(6)	3,923	38
Brigade-M3 European Acquisition Corp.(6)	3,199	31
Broadscale Acquisition Corp. Class A(6)	3,648	36
Build Acquisition Corp.(6)	1,053	10
Cartesian Growth Corp. Class A(6)	1,430	14
Cartesian Growth Corp. II(6)	2,621	26
Catalyst Partners Acquisition Corp. Class A(6)	5,630	55
CC Neuberger Principal Holdings II Class A(6)	9,734	97
CC Neuberger Principal Holdings III(6)	1,500	15
CC Neuberger Principal Holdings III Class A(6)	4,442	44
CF Acquisition Corp. IV Class A(6)	5,436	53
Churchill Capital Corp. V Class A(6)	1,825	18
Churchill Capital Corp. VII Class A(6)	11,792	115
CIIG Capital Partners II, Inc.(6)	4,645	46
Class Acceleration Corp.(6)	150	1
Climate Real Impact Solutions II Acquisition Corp.(6)	68	1
Climate Real Impact Solutions II Acquisition Corp. Class A(6)	6,007	59
Cohn Robbins Holdings Corp. Class A(6)	15,588	155
Colicity, Inc.(6)	5,272	52
Colonnade Acquisition Corp. II(6)	1,000	10
Compute Health Acquisition Corp.(6)	5,691	56
Concord Acquisition Corp. Class A(6)	14,272	142
Concord Acquisition Corp. II Class A(6)	8,465	82
Concord Acquisition Corp. III Class A(6)	4,835	48
Conx Corp. Class A(6)(7)	8,816	87
Conyers Park III Acquisition Corp. Class A(6)	5,588	54
Corazon Capital V838 Monoceros Corp. Class A(6)	2,795	27
	Shares/Units	Value
Corner Growth Acquisition Corp.(6)	2,686	$ 27
COVA Acquisition Corp.(6)	2,301	23
Crown PropTech Acquisitions Class A(6)	5,549	55
D & Z Media Acquisition Corp.(6)	2,350	23
DA32 Life Science Tech Acquisition Corp. Class A(6)	1,996	19
Decarbonization Plus Acquisition Corp. IV Class A(6)	5,194	51
Deep Lake Capital Acquisition Corp. Class A(6)	4,760	47
DHC Acquisition Corp. Class A(6)	5,600	55
Digital Transformation Opportunities Corp. Class A(6)	5,636	55
dMY Technology Group, Inc. VI(6)	2	— (5)
DPCM Capital, Inc. Class A(6)	6,385	63
Dragoneer Growth Opportunities Corp. III Class A(6)	5,561	54
E.Merge Technology Acquisition Corp. Class A(6)	16,998	170
Elliott Opportunity II Corp.(6)	1,118	11
Elliott Opportunity II Corp. Class A(6)	5,998	58
Enterprise 4.0 Technology Acquisition Corp.(6)	1,694	17
Equity Distribution Acquisition Corp. Class A(6)	24,951	248
ESGEN Acquisition Corp.(6)	1,873	19
ESM Acquisition Corp.(6)	933	9
Eucrates Biomedical Acquisition Corp.(6)	13	— (5)
ExcelFin Acquisition Corp.(6)	1,606	16
ExcelFin Acquisition Corp. Class A(6)	5,609	56
Far Peak Acquisition Corp. Class A(6)	5,512	54
Fat Projects Acquisition Corp.(6)	4,253	42
Fifth Wall Acquisition Corp. III Class A(6)	5,552	54
FinServ Acquisition Corp. II(6)	1,229	12
FinServ Acquisition Corp. II Class A(6)	1,651	16
Fintech Acquisition Corp. V Class A(6)	5,422	53
FinTech Acquisition Corp. VI(6)	2,838	28
FinTech Acquisition Corp. VI Class A(6)	2,782	27
Fintech Evolution Acquisition Group(6)	5,096	50
Flame Acquisition Corp. Class A(6)	1,413	14
Fortistar Sustainable Solutions Corp. Class A(6)	5,601	55
Fortress Capital Acquisition Corp. Class A(6)	4,915	48
	Shares/Units	Value
Fortress Value Acquisition Corp. III(6)	1,065	$ 10
Fortress Value Acquisition Corp. III Class A(6)	5,586	55
Fortress Value Acquisition Corp. IV Class A(6)	5,570	54
Frazier Lifesciences Acquisition Corp.(6)	1,900	19
FTAC Athena Acquisition Corp. Class A(6)	6,788	67
FTAC Emerald Acquisition Corp.(6)	5,286	52
FTAC Hera Acquisition Corp.(6)	2,134	21
FTAC Parnassus Acquisition Corp. Class A(6)	5,564	55
FTAC Zeus Acquisition Corp.(6)	1,059	10
Fusion Acquisition Corp. II(6)	3,000	29
G Squared Ascend I, Inc. Class A(6)	10,152	100
G Squared Ascend II, Inc.(6)	2,391	23
Gesher I Acquisition Corp.(6)	1,707	17
Global SPAC Partners Co.(6)	3,374	34
Goal Acquisitions Corp.(6)	8,597	84
Golden Falcon Acquisition Corp. Class A(6)	4,958	49
Gores Holdings IX, Inc. Class A(6)	2,193	21
Gores Holdings VII, Inc. Class A(6)	5,610	55
Gores Holdings VIII, Inc. Class A (6)	75	1
Gores Technology Partners II, Inc. Class A(6)	9,116	89
Gores Technology Partners, Inc. Class A(6)	8,434	83
Graf Acquisition Corp. IV(6)	3,041	30
Health Assurance Acquisition Corp. Class A(6)	5,883	58
Healthcare Services Acquisition Corp. Class A(6)	6,430	63
Hennessy Capital Investment Corp. V(6)	100	1
Hennessy Capital Investment Corp. VI Class A(6)	5,700	55
Highland Transcend Partners I Corp. Class A(6)	50,169	495
Home Plate Acquisition Corp. Class A(6)	4,147	40
Horizon Acquisition Corp. II Class A(6)	5,983	59
Hudson Executive Investment Corp. II(6)	200	2
Independence Holdings Corp.(6)	1,500	15
Independence Holdings Corp. Class A(6)	3,919	38
Infinite Acquisition Corp.(6)	1,324	13
INSU Acquisition Corp. III Class A(6)	5,558	55
InterPrivate II Acquisition Corp.(6)	897	9
See Notes to Financial Statements

THE MERGER FUND® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Shares/Units	Value
InterPrivate III Financial Partners, Inc. Class A(6)	895	$ 9
InterPrivate IV InfraTech Partners, Inc.(6)	231	2
ION Acquisition Corp. 3 Ltd. Class A(6)	6,032	59
Isleworth Healthcare Acquisition Corp.(6)	5,725	57
Jack Creek Investment Corp.(6)	1,500	15
Jack Creek Investment Corp. Class A(6)	3,816	38
Jaws Hurricane Acquisition Corp. Class A(6)	5,394	53
Jaws Juggernaut Acquisition Corp.(6)	4,066	40
Jaws Juggernaut Acquisition Corp. Class A(6)	1,674	16
Jaws Mustang Acquisition Corp.(6)	600	6
Jaws Mustang Acquisition Corp. Class A(6)	5,976	59
JOFF Fintech Acquisition Corp. Class A(6)	3,144	31
Juniper II Corp.(6)	2,490	25
Juniper II Corp. Class A(6)	3,189	32
Kensington Capital Acquisition Corp. IV(6)	4,149	42
Kensington Capital Acquisition Corp. V Class A(6)	5,800	57
Khosla Ventures Acquisition Co. Class A(6)	5,659	55
Khosla Ventures Acquisition Co. III Class A(6)	5,273	51
Kismet Acquisition Three Corp.(6)	1	— (5)
Kismet Acquisition Three Corp. Class A(6)	6,044	59
KKR Acquisition Holdings I Corp.(6)	5,844	58
KL Acquisition Corp. Class A(6)	12,891	127
KludeIn I Acquisition Corp. Class A(6)	3,000	30
L Catterton Asia Acquisition Corp. Class A(6)	6,050	59
Landcadia Holdings IV, Inc. Class A(6)	5,988	59
LAVA Medtech Acquisition Corp. Class A(6)	2,516	25
LDH Growth Corp. I Class A(6)	5,903	58
Lerer Hippeau Acquisition Corp. Class A(6)	5,616	55
Live Oak Crestview Climate Acquisition Corp.(6)	5,937	57
Live Oak Mobility Acquisition Corp. Class A(6)	2,647	26
Longview Acquisition Corp. II Class A(6)	6,305	62
M3-Brigade Acquisition II Corp. Class A(6)	5,922	58
Macondray Capital Acquisition Corp. I(6)	2,600	26
	Shares/Units	Value
Macondray Capital Acquisition Corp. I Class A(6)	5,582	$ 56
Magnum Opus Acquisition Ltd. Class A(6)	5,909	58
Marlin Technology Corp. Class A(6)	9,417	93
Mason Industrial Technology, Inc.(6)	2,774	27
MedTech Acquisition Corp. Class A(6)	4,429	44
Motive Capital Corp. II(6)	3,201	32
Motive Capital Corp. II Class A(6)	2,352	23
Music Acquisition Corp. (The)(6)	2,750	27
New Vista Acquisition Corp. Class A(6)	1,051	10
Newbury Street Acquisition Corp.(6)	838	8
Newcourt Acquisition Corp.(6)	2,194	22
Newcourt Acquisition Corp. Class A(6)	1,034	10
NewHold Investment Corp. II Class A(6)	3,599	36
Noble Rock Acquisition Corp.(6)	300	3
North Atlantic Acquisition Corp. Class A(6)	5,564	55
North Mountain Merger Corp. Class A(6)	2,783	28
Northern Genesis Acquisition Corp. III Class A(6)	6,025	59
Northern Star Investment Corp. II Class A(6)	5,650	55
Omega Alpha SPAC Class A(6)	2,677	26
Pathfinder Acquisition Corp. Class A(6)	5,310	52
Patria Latin American Opportunity Acquisition Corp.(6)	423	4
Peridot Acquisition Corp. II(6)	2,500	24
Peridot Acquisition Corp. II Class A(6)	6,038	59
Pershing Square Tontine Holdings Ltd. Class A(6)	7,392	148
Phoenix Biotech Acquisition Corp.(6)	1,719	17
Phoenix Biotech Acquisition Corp. Class A(6)	5,480	55
Pioneer Merger Corp. Class A(6)	10,362	102
Pivotal Investment Corp. III(6)	852	8
Pontem Corp. Class A(6)	6,744	66
Portage Fintech Acquisition Corp. Class A(6)	2,114	21
Post Holdings Partnering Corp. Class A(6)	8,951	87
Prime Impact Acquisition I(6)	57	1
Prime Impact Acquisition I Class A(6)	6,492	65
Progress Acquisition Corp.(6)	65	1
PROOF Acquisition Corp. I(6)	4,240	40
	Shares/Units	Value
Property Solutions Acquisition Corp. II(6)	1,847	$ 18
PropTech Investment Corp. II Class A(6)	586	6
Prospector Capital Corp. Class A(6)	6,639	65
Pyrophyte Acquisition Corp.(6)	2,132	20
Pyrophyte Acquisition Corp. Class A(6)	5,493	55
RedBall Acquisition Corp. Class A(6)	10,937	109
Revolution Healthcare Acquisition Corp. Class A(6)	11,543	113
Riverview Acquisition Corp. Class A(6)	5,544	55
RMG Acquisition Corp. III Class A(6)	11,557	114
Rocket Internet Growth Opportunities Corp.(6)	5,017	49
Ross Acquisition Corp. II(6)	153	2
Ross Acquisition Corp. II Class A(6)	5,518	54
RXR Acquisition Corp. Class A(6)	5,670	56
ScION Tech Growth II(6)	1,250	12
Screaming Eagle Acquisition Corp.(6)	9,629	93
Seaport Calibre Materials Acquisition Corp.(6)	2,581	26
Semper Paratus Acquisition Corp.(6)	2,138	21
Senior Connect Acquisition Corp. I Class A(6)	4,566	45
Shelter Acquisition Corp. I(6)	5,172	51
ShoulderUp Technology Acquisition Corp. Class A(6)	2,402	24
Silver Crest Acquisition Corp. Class A(6)	3,731	37
SILVERspac, Inc. Class A(6)	505	5
Simon Property Group Acquisition Holdings, Inc.(6)	5,267	52
Simon Property Group Acquisition Holdings, Inc. Class A(6)	8,911	87
Slam Corp.(6)	5,203	51
Slam Corp. Class A(6)	401	4
Soar Technology Acquisition Corp.(6)	1,164	12
Social Capital Suvretta Holdings Corp. I Class A(6)	1,522	15
Social Capital Suvretta Holdings Corp. IV Class A(6)	1,231	12
Social Leverage Acquisition Corp. I Class A(6)	5,711	56
Software Acquisition Group, Inc. III Class A(6)	123	1
Sound Point Acquisition Corp. I Ltd.(6)	527	5
Sound Point Acquisition Corp. I Ltd. Class A(6)	2,632	26
See Notes to Financial Statements

THE MERGER FUND® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Shares/Units	Value
Supernova Partners Acquisition Co. III Ltd. Class A(6)	13,459	$ 132
Sustainable Development Acquisition I Corp.(6)	300	3
SVF Investment Corp.(6)	1,779	18
SVF Investment Corp. Class A(6)	11,106	109
SVF Investment Corp. 2 Class A(6)	185	2
Tailwind Acquisition Corp. Class A(6)	15,365	153
Tailwind International Acquisition Corp. Class A(6)	2,828	28
Target Global Acquisition I Corp.(6)	4,800	48
TCV Acquisition Corp. Class A(6)	3,633	35
Thunder Bridge Capital Partners III, Inc. Class A(6)	5,475	54
Tishman Speyer Innovation Corp. II Class A(6)	5,140	50
TortoiseEcofin Acquisition Corp. III Class A(6)	8,454	82
TPG Pace Beneficial Finance Corp. Class A(6)	27	— (5)
TPG Pace Beneficial II Corp. Class A(6)	1,128	11
Tribe Capital Growth Corp. I(6)	3,142	31
Tribe Capital Growth Corp. I Class A(6)	2,236	22
Twelve Seas Investment Co. II(6)	587	6
Valuence Merger Corp. I(6)	249	2
VectoIQ Acquisition Corp. II Class A(6)	6,710	66
Vector Acquisition Corp. II Class A(6)	1,592	16
Viscogliosi Brothers Acquisition Corp.(6)	1,606	16
VPC Impact Acquisition Holdings II Class A(6)	5,477	54
Vy Global Growth Class A(6)	8,099	80
Waldencast Acquisition Corp. Class A(6)	5,531	54
Warburg Pincus Capital Corp. I Class A(6)	5,982	59
Warrior Technologies Acquisition Co. Class A(6)	5,590	56
	Shares/Units	Value
Z-Work Acquisition Corp. Class A(6)	4,054	$ 40
Total Special Purpose Acquisition Companies (Identified Cost $11,704)		11,650

	Shares
Purchased Options—0.4%
(See open purchased options schedule)
Total Purchased Options (Premiums Paid $121)		203

Private Investments in Public Equity—0.0%
MarketWise, Inc.(6)	565	2
Total Private Investments in Public Equity (Identified Cost $6)		2

Escrow Notes—2.8%
Industrials—0.0%
AMR Corp. Escrow Shares(3)(6)	7,668	— (5)
Information Technology—2.8%
Altaba, Inc. Escrow(6)	312,958	1,596
Total Escrow Notes (Identified Cost $1,191)		1,596

Total Long-Term Investments—73.6% (Identified Cost $42,597)		41,275

Short-Term Investments—24.0%
Money Market Mutual Funds—24.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 1.316%)(8)	2,450,000	2,450
Federated Hermes Government Obligations Fund - Institutional Shares (seven-day effective yield 1.360%)(8)	1,191,765	1,192
Goldman Sachs Financial Square Government Fund - Standard Shares (seven-day effective yield 1.358%)(8)	2,450,000	2,450
	Shares	Value

Money Market Mutual Funds—continued
Invesco Government & Agency Portfolio - Institutional Shares (seven-day effective yield 1.386%)(8)	2,450,000	$ 2,450
JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 1.315%)(8)	2,450,000	2,450
Morgan Stanley Liquidity Fund Government Portfolio - Institutional Shares (seven-day effective yield 1.381%)(8)	2,450,000	2,450
Total Short-Term Investments (Identified Cost $13,442)		13,442

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND WRITTEN OPTIONS—97.6% (Identified Cost $56,039)		54,717

Securities Sold Short—(2.5)%
Common Stocks—(2.5)%
Financials—(0.4)%
Aon plc Class A	(664)	(179)
New York Community Bancorp, Inc.	(5,885)	(54)
		(233)

Information Technology—(1.1)%
Broadcom, Inc.	(629)	(305)
MaxLinear, Inc.(6)	(3,344)	(114)
MKS Instruments, Inc.	(964)	(99)
NortonLifeLock, Inc.	(4,197)	(92)
		(610)

Real Estate—(1.0)%
Healthcare Realty Trust, Inc.	(20,642)	(562)
Total Common Stocks (Identified Proceeds $(1,570))		(1,405)

Total Securities Sold Short (Identified Proceeds $(1,570))		(1,405)

See Notes to Financial Statements

THE MERGER FUND® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
Value

Written Options—(0.2)%
(See open written options schedule)
Total Written Options (Premiums Received $233)	$ (93)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS—94.9% (Identified Cost $54,236)	$53,219
Other assets and liabilities, net—5.1%	2,838
NET ASSETS—100.0%	$56,057

Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLP	Limited Liability Partnership
OBFR	Overnight Bank Funding Rate
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SPAC	Special Purpose Acquisition Company
SPDR	S&P Depositary Receipt

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, these securities amounted to a value of $2,472 or 4.4% of net assets.
(2)	Variable rate security. Rate disclosed is as of June 30, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(5)	Amount is less than $500.
(6)	Non-income producing.
(7)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, swap contracts, and forward currency exchange contracts. The value of securities segregated as collateral is $4,759.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Counterparties:
BAML	Bank of America--Merrill Lynch
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	United Kingdom Pound Sterling
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar

Country Weightings†
United States	81%
Cayman Islands	12
United Kingdom	2
Canada	1
Taiwan	1
Israel	1
Virgin Islands (British)	1
Other	1
Total	100%
†% of total investments, net of securities sold short and written options, as of June 30, 2022.
Open purchased options contracts as of June 30, 2022 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options(2)
GSK plc	61	$220	$ 36.00	08/19/22	$ 1
GSK plc	61	232	38.00	08/19/22	2
iShares iBoxx High Yield Corporate Bond ETF	8	62	77.00	07/15/22	3
iShares iBoxx High Yield Corporate Bond ETF	63	479	76.00	08/19/22	23
Lennar Corp.	71	461	65.00	08/19/22	20
SPDR S&P 500 ETF Trust	20	750	375.00	07/15/22	14
SPDR S&P 500 ETF Trust	3	110	368.00	07/15/22	2
Vodafone Group plc	165	247	15.00	07/15/22	3
XPO Logistics, Inc.	36	243	67.50	08/19/22	71
XPO Logistics, Inc.	37	231	62.50	08/19/22	55
XPO Logistics, Inc.	22	105	47.50	08/19/22	9
Total Purchased Options					$203
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.

For information regarding the abbreviations, see the Key Investment Terms starting on page 3.
See Notes to Financial Statements

THE MERGER FUND® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
Open written options contracts as of June 30, 2022 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Activision Blizzard, Inc.	(20)	$(150)	$ 75.00	07/15/22	$ (7)
Activision Blizzard, Inc.	(10)	(80)	80.00	08/19/22	(1)
GSK plc	(61)	(244)	40.00	08/19/22	(25)
GSK plc	(61)	(256)	42.00	08/19/22	(15)
Lennar Corp.	(38)	(285)	75.00	08/19/22	(11)
Lennar Corp.	(33)	(231)	70.00	08/19/22	(17)
SPDR S&P 500 ETF Trust	(9)	(364)	405.00	07/15/22	(1)
Twitter, Inc.	(12)	(47)	39.00	07/15/22	(2)
Vodafone Group plc	(82)	(131)	16.00	07/15/22	(1)
Vodafone Group plc	(27)	(46)	17.00	07/15/22	(—) (3)
XPO Logistics, Inc.	(37)	(250)	67.50	08/19/22	(1)
XPO Logistics, Inc.	(36)	(261)	72.50	08/19/22	(1)
XPO Logistics, Inc.	(22)	(121)	55.00	08/19/22	(3)
Zendesk, Inc.	(7)	(56)	80.00	07/15/22	(—) (3)
Zendesk, Inc.	(20)	(150)	75.00	08/19/22	(2)
					(87)
Put Options(2)
iShares iBoxx High Yield Corporate Bond ETF	(63)	(441)	70.00	08/19/22	(5)
SPDR S&P 500 ETF Trust	(6)	(210)	350.00	07/15/22	(1)
					(6)
Total Written Options					$(93)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.
(3) Amount is less than $500.

Forward foreign currency exchange contracts as of June 30, 2022 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	38	USD	26	GS	07/20/22	$ —	$ (—)(1)
AUD	267	USD	185	GS	07/27/22	—	(1)
AUD	512	USD	356	JPM	07/27/22	—	(2)
CAD	390	USD	302	JPM	07/11/22	—	(—) (1)
EUR	102	USD	110	GS	10/13/22	—	(2)
EUR	103	USD	111	GS	11/23/22	—	(2)
GBP	11	USD	14	JPM	09/14/22	—	(1)
USD	660	CAD	845	JPM	07/11/22	3	—
USD	56	AUD	82	GS	07/13/22	—	(—) (1)
USD	269	AUD	374	GS	07/20/22	10	—
USD	104	EUR	92	GS	07/20/22	8	—
USD	195	AUD	267	GS	07/27/22	11	—
USD	373	AUD	513	JPM	07/27/22	20	—
USD	278	CAD	360	JPM	07/27/22	—	(2)
USD	102	AUD	143	GS	08/04/22	3	—
USD	50	EUR	48	GS	08/05/22	—	(—) (1)
USD	49	JPY	6,626	JPM	08/05/22	—	(—) (1)
USD	11	EUR	10	JPM	08/09/22	— (1)	—
USD	837	SEK	8,342	JPM	08/10/22	21	—
USD	485	GBP	395	JPM	08/12/22	3	—
USD	14	GBP	11	JPM	09/14/22	1	—
USD	315	EUR	283	JPM	09/15/22	18	—
USD	331	GBP	254	GS	10/05/22	22	—
USD	1,153	GBP	884	GS	10/07/22	75	—
USD	617	EUR	570	GS	10/13/22	16	—
USD	716	EUR	656	JPM	10/13/22	23	—
USD	927	GBP	750	JPM	11/10/22	10	—
USD	96	AUD	136	GS	11/15/22	2	—
USD	113	EUR	102	GS	11/23/22	5	—
Total						$251	$ (10)

Footnote Legend:
(1)	Amount is less than $500.
See Notes to Financial Statements

THE MERGER FUND® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
Over-the-counter total return swaps outstanding as of June 30, 2022 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
Long Total Return Swap Contracts
Atlantia S.P.A	Pay	2.180% (0.610% + OBFR)	1 Month	GS	05/19/23	$ 494	$ (19)	$ —	$ (19)
Atlantia S.P.A	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	05/22/23	704	(36)	—	(36)
Avast plc	Pay	2.130% (0.610% + SOFR)	1 Month	GS	09/12/22	1,107	(236)	—	(236)
Brewin Dolphin Holdings plc	Pay	2.180% (0.610% + OBFR)	1 Month	GS	05/01/23	328	(21)	—	(21)
Bristol-Myers Squibb Co.(2)	Pay	1.57% (0.000% + OBFR)	1 Month	BAML	09/02/22	— (3)	5	5	—
Brookfield Property Preferred LP	Pay	2.320% (0.750% + OBFR)	1 Month	BAML	12/08/22	18	(4)	—	(4)
Cazoo Group Ltd.	Receive	(9.430%) ((11.000%)+ OBFR)	1 Month	BAML	12/26/22	24	(22)	—	(22)
Cazoo Group Ltd.	Receive	(16.480%) ((18.000%) + SOFR)	1 Month	GS	12/26/22	61	(73)	—	(73)
Deutsche Euroshop AG	Pay	2.180% (0.610% + OBFR)	1 Month	GS	07/31/23	50	(—) (3)	—	(—) (3)
Homeserve plc	Pay	2.170% (0.600% + OBFR)	1 Month	BAML	06/26/23	129	(2)	—	(2)
Homeserve plc	Pay	2.170% (0.600% + OBFR)	1 Month	BAML	07/20/23	49	(—) (3)	—	(—) (3)
Homeserve plc	Pay	2.170% (0.600% + OBFR)	1 Month	BAML	07/21/23	81	— (3)	— (3)	—
Homeserve plc	Pay	2.170% (0.600% + OBFR)	1 Month	BAML	07/24/23	81	(—) (3)	—	(—) (3)
Homeserve plc	Pay	2.170% (0.600% + OBFR)	1 Month	BAML	07/27/23	129	— (3)	— (3)	—
Homeserve plc	Pay	2.170% (0.600% + OBFR)	1 Month	BAML	07/28/23	—	(—) (3)	—	(—) (3)
Homeserve plc	Pay	2.170% (0.600% + OBFR)	1 Month	BAML	07/31/23	206	— (3)	— (3)	—
Homeserve plc	Pay	2.170% (0.600% + OBFR)	1 Month	BAML	06/27/23	32	(—) (3)	—	(—) (3)
Homeserve plc	Pay	2.170% (0.600% + OBFR)	1 Month	BAML	07/10/23	53	(1)	—	(1)
Homeserve plc	Pay	2.170% (0.600% + OBFR)	1 Month	BAML	07/14/23	54	(—) (3)	—	(—) (3)
Homeserve plc	Pay	2.020% (0.450% + OBFR)	3 Month	JPM	07/10/23	43	(1)	—	(1)
Homeserve plc	Pay	2.020% (0.450% + OBFR)	3 Month	JPM	07/14/23	16	(—) (3)	—	(—) (3)
Homeserve plc	Pay	2.020% (0.450% + OBFR)	3 Month	JPM	07/17/23	25	— (3)	— (3)	—
Intertape Polymer Group, Inc.	Pay	2.320% (0.750% + OBFR)	1 Month	BAML	06/16/23	108	5	5	—
Intertape Polymer Group, Inc.	Pay	2.320% (0.750% + OBFR)	1 Month	BAML	06/19/23	53	2	2	—
Intertape Polymer Group, Inc.	Pay	2.320% (0.750% + OBFR)	1 Month	BAML	06/27/23	54	2	2	—
Intertape Polymer Group, Inc.	Pay	2.320% (0.750% + OBFR)	1 Month	BAML	06/13/23	53	2	2	—
InterTrust N.V.	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	02/27/23	49	(4)	—	(4)
InterTrust N.V.	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	04/07/23	37	(2)	—	(2)
InterTrust N.V.	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	04/10/23	133	(6)	—	(6)
InterTrust N.V.	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	03/28/23	14	(1)	—	(1)
InterTrust N.V.	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	04/03/23	24	(2)	—	(2)
InterTrust N.V.	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	04/04/23	44	(3)	—	(3)
Irongate Group	Pay	2.180% (0.610% + OBFR)	1 Month	GS	05/19/23	57	(1)	—	(1)
Link Administration Holdings Ltd.	Pay	2.130% (0.610% + SOFR)	1 Month	GS	02/24/23	230	(73)	—	(73)
Meggit plc	Pay	2.330% (0.810% + SOFR)	1 Month	GS	09/12/22	1,164	(101)	—	(101)
Ramsay Health Care Ltd.	Pay	2.180% (0.610% + OBFR)	1 Month	GS	07/31/23	85	(7)	—	(7)
Swedish Match AB	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	06/19/23	215	2	2	—
See Notes to Financial Statements

THE MERGER FUND® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
Over-the-counter total return swaps outstanding as of June 30, 2022 were as follows (continued):
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
Swedish Match AB	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	07/10/23	$ 83	$ (1)	$ —	$ (1)
Swedish Match AB	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	07/20/23	108	3	3	—
Swedish Match AB	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	07/24/23	55	1	1	—
Swedish Match AB	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	07/27/23	56	2	2	—
Swedish Match AB	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	07/31/23	46	1	1	—
Swedish Match AB	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	06/20/23	107	— (3)	— (3)	—
Swedish Match AB	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	06/26/23	51	— (3)	— (3)	—
Swedish Match AB	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	06/27/23	22	(—) (3)	—	(—) (3)
Swedish Match AB	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	07/03/23	54	(1)	—	(1)
Telecom Italia S.P.A	Pay	2.130% (0.610% + SOFR)	1 Month	GS	02/13/23	82	(36)	—	(36)
Toshiba Corp.	Pay	2.180% (0.610% + OBFR)	3 Month	JPM	07/31/23	53	(3)	—	(3)
Ultra Electronics Holdings plc	Pay	2.170% (0.600% + OBFR)	1 Month	BAML	07/27/23	47	(—) (3)	—	(—) (3)
Ultra Electronics Holdings plc	Pay	2.170% (0.600% + OBFR)	1 Month	BAML	07/28/23	421	(1)	—	(1)
Ultra Electronics Holdings plc	Pay	2.170% (0.600% + OBFR)	1 Month	BAML	07/31/23	9	(—) (3)	—	(—) (3)
Uniper S.E.	Pay	2.130% (0.610% + SOFR)	1 Month	GS	12/12/22	10	(6)	—	(6)
Uniti Group Ltd.	Pay	2.180% (0.610% + SOFR)	1 Month	GS	05/01/23	29	(1)	—	(1)
Uniti Group Ltd.	Pay	2.180% (0.610% + OBFR)	1 Month	GS	05/01/23	71	(1)	—	(1)
Vifor Pharma AG	Pay	2.180% (0.610% + OBFR)	1 Month	GS	04/03/23	495	(2)	—	(2)
Vifor Pharma AG	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	04/03/23	934	(13)	—	(13)
Vifor Pharma AG	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	04/24/23	54	(1)	—	(1)
Willis Towers Watson plc	Pay	2.130% (0.610% + SOFR)	1 Month	GS	10/27/22	175	(26)	—	(26)
							(682)	25	(707)
Short Total Return Swap Contracts
Entegris, Inc.	Receive	1.220% ((0.350%) + OBFR)	1 Month	GS	06/02/23	(304)	62	62	—
II-VI, Inc.	Receive	1.220% ((0.350%) + OBFR)	1 Month	GS	06/12/23	(457)	85	85	—
Rentokil Initial plc	Receive	1.300% ((0.270%) + OBFR)	1 Month	GS	05/19/23	(76)	10	10	—
Rentokil Initial plc	Receive	1.220% ((0.350%) + OBFR)	1 Month	GS	05/19/23	(222)	24	24	—
							181	181	—
Total							$ (501)	$206	$ (707)
Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.
(3)	Amount is less than $500.
See Notes to Financial Statements

THE MERGER FUND® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financials Statements):
	Total Value at June 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$ 2,880	$ —	$2,880	$ —
Leveraged Loans	392	—	234	158
Equity Securities:
Common Stocks	24,471	24,464	7	—
Escrow Notes	1,596	—	1,596	—
Special Purpose Acquisition Companies	11,650	11,450	200	—
Warrants	32	25	—	7 (1)
Preferred Stock	40	40	—	—
Rights	9	—	9	— (1)
Private Investments in Public Equity	2	2	—	—
Money Market Mutual Funds	13,442	13,442	—	—
Other Financial Instruments:
Purchased Options	203	76	127	—
Forward Foreign Currency Exchange Contracts	251	—	251	—
Over-the-Counter Total Return Swaps	206	—	206	—
Total Investments, Before Securities Sold Short and Written Options	55,174	49,499	5,510	165
Liabilities:
Securities Sold Short:
Common Stocks	(1,405)	(1,405)	—	—
Other Financial Instruments:
Written Options	(93)	(66)	(27)	—
Forward Foreign Currency Exchange Contracts	(10)	—	(10)	—
Over-the-Counter Total Return Swaps	(707)	—	(707)	—
Total Liabilities	(2,215)	(1,471)	(744)	—
Total Investments, Net of Securities Sold Short and Written Options	$52,959	$48,028	$4,766	$165

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $35 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Financial Statements

THE MERGER FUND® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Special Purpose Acquisition	Contingent Value Rights	Leverage Loans	Private Investments in Public Equity	Escrow Notes	Warrants	Rights	Swaps
Investments in Securities
Balance as of December 31, 2021:	$ 331	$ — (a)	$ 1	$ 261	$ 48	$ (a)	$ 7(b)	$ 8(b)	$ 6
Net realized gain (loss)	— (a)	— (a)	—	— (a)	—	—	—	—	—
Net change in unrealized appreciation (depreciation)(c)	(27)	2	(1)	(1)	(28)	—	—	1	—
Sales (d)	(104)	(2)	— (a)	(102)	—	—	—	— (a)	—
Transfers from Level 3(e)	(35)	—	—	—	(20)	—	—	(9)	(6)
Balance as of June 30, 2022	$ 165	$ — (a)	$ —	$ 158	$ —	(a)	$ 7(b)	$ — (b)	$ —
(a) Amount is less than $500.
(b) Includes internally fair valued securities currently priced at zero ($0).
(c) The net change in unrealized appreciation (depreciation) on investments still held at June 30, 2022, was $(27).
(d) Includes paydowns on securities.
(e) Transfers into and/or from represent the ending value as of June 30, 2022, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Financial Statements

THE MERGER® VL FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022
(Reported in thousands except shares and per share amounts)
Assets
Investment in securities at value(1)	$ 54,717
Foreign currency at value(2)	— (a)
Cash	101
Segregated cash for options	1,930
Cash pledged as collateral for over the counter swaps	57
Deposits at brokers for securities sold short	1,619
Swaps at value	206
Unrealized appreciation on forward foreign currency exchange contracts	251
Receivables
Investment securities sold	74
Fund shares sold	153
Dividends and interest	75
Tax reclaims	4
Prepaid Trustees’ retainer	1
Prepaid expenses	24
Other assets	— (a)
Total assets	59,212
Liabilities
Written options at value(3)	93
Securities sold short(4)	1,405
Swaps at value	707
Unrealized depreciation on forward foreign currency exchange contracts	10
Payables
Fund shares repurchased	6
Investment securities purchased	845
Investment advisory fees	55
Administration and accounting fees	5
Transfer agent and sub-transfer agent fees and expenses	1
Professional fees	28
Trustee deferred compensation plan	— (a)
Interest expense and/or commitment fees	— (a)
Total liabilities	3,155
Net Assets	$ 56,057
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 53,796
Accumulated earnings (loss)	2,261
Net Assets	$ 56,057
Net Assets:
Class I	$ 56,057
Shares Outstanding (unlimited number of shares authorized, no par value):
Class I	4,840,262
Net Asset Value and Redemption Price Per Share:
Class I	$ 11.58
(1) Investment in securities at cost	$ 56,039
(2) Foreign currency at cost	$ —(a)
(3) Premiums paid on written options	233
(4) Securities sold short proceeds	$ 1,570

(a)	Amount is less than $500.
See Notes to Financial Statements

THE MERGER FUND® VL
STATEMENT OF OPERATIONS (Unaudited)
SIX MONTHS ENDED June 30, 2022
($ reported in thousands)
Investment Income
Dividends	$ 99
Interest	93
Foreign taxes withheld	(18)
Total investment income	174
Expenses
Investment advisory fees	339
Administration and accounting fees	42
Transfer agent fees and expenses	1
Custodian fees	14
Printing fees and expenses	8
Professional fees	21
Interest expense and/or commitment fees	— (1)
Trustees’ fees and expenses	1
Miscellaneous expenses	4
Total expenses	430
Dividend expense and interest expense on securities sold short	30
Total expenses, including dividend and interest expense on securities sold short	460
Less net expenses reimbursed and/or waived by investment adviser(2)	(50)
Net expenses	410
Net investment income (loss)	(236)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	2,755
Foreign currency transactions	4
Forward foreign currency exchange contracts	175
Securities sold short	53
Written options	(412)
Swaps	1,239
Net change in unrealized appreciation (depreciation) on:
Investments	(4,483)
Securities sold short	240
Foreign currency transactions	— (1)
Forward foreign currency exchange contracts	184
Written options	131
Swaps	(543)
Net realized and unrealized gain (loss) on investments	(657)
Net increase (decrease) in net assets resulting from operations	$ (893)

(1)	Amount is less than $500.
(2)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

THE MERGER FUND® VL
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (236)	$ (316)
Net realized gain (loss)	3,814	(145)
Net change in unrealized appreciation (depreciation)	(4,471)	919
Increase (decrease) in net assets resulting from operations	(893)	458
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class I	—	(2,516)
Total dividends and distributions to shareholders	—	(2,516)
Change in Net Assets from Capital Transactions
Shares sold and cross class conversions:
Class I (952,584 and 1,088,438 shares, respectively)	11,157	13,623
Reinvestment of distributions:
Class I (— and 213,958 shares, respectively)	—	2,516
Shares repurchased and cross class conversions:
Class I ((711,268) and (943,227) shares, respectively)	(8,336)	(11,705)
Increase (decrease) in net assets from capital transactions	2,821	4,434
Net increase (decrease) in net assets	1,928	2,376
Net Assets
Beginning of period	54,129	51,753
End of Period	$ 56,057	$ 54,129
See Notes to Financial Statements

THE MERGER FUND® VL
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

Class I
1/1/22 to 6/30/22(6)	$11.77	(0.05)	(0.14)	(0.19)	—	—	—	(0.19)	$11.58	(1.61) %	$56,057	1.51% (7)	1.69%	(0.87) %	86%
1/1/21 to 12/31/21	12.21	(0.07)	0.20	0.13	—	(0.57)	(0.57)	(0.44)	11.77	1.08	54,129	1.51 (7)	1.91	(0.57)	164
1/1/20 to 12/31/20	11.40	(0.02)	0.86	0.84	—	(0.03)	(0.03)	0.81	12.21	7.38	51,753	1.46 (7)	1.91	(0.19)	189
1/1/19 to 12/31/19	11.36	0.06	0.64	0.70	(0.12)	(0.54)	(0.66)	0.04	11.40	6.17	47,963	1.91 (7)(8)	2.43 (8)	0.48	172
1/1/18 to 12/31/18	10.80	0.14	0.63	0.77	(0.08)	(0.13)	(0.21)	0.56	11.36	7.09	41,648	1.84 (7)	2.57	1.20	154
1/1/17 to 12/31/17	10.53	0.04	0.23	0.27	—	—	—	0.27	10.80	2.56	31,990	1.78 (7)	2.51	0.34	184

Footnote Legend
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	The total return does not include the expenses associated with the annuity or life insurance policy through which you invest.
(4)	Annualized for periods less than one year.
(5)	The Fund will also indirectly bear its prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	Ratios of expenses excluding dividend expense and interest expense on securities sold short to average net assets were 1.40%.
(8)	The amount for the year ended December 31, 2019 includes 0.05% of legal expenses related to the settlement of an appraisal right.
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

 The Merger Fund® VL
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2022
Note 1. Organization
The Merger Fund VL (the “Fund”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund was formed on November 22, 2002, and commenced operations on May 26, 2004.
The Fund is diversified and has investment objective of seeking capital growth by engaging in merger arbitrage. There is no guarantee that the Fund will achieve its objective.
The Fund’s shares are currently offered only to separate accounts funding variable annuity and variable life insurance contracts.
The Fund offers Class I shares.
Note 2. Significant Accounting Policies
The Fund is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
Level 1 –  quoted prices in active markets for identical securities (security types generally include listed equities).
Level 2 –  prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –  prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.

THE MERGER FUND® VL
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Conversion premium is not amortized. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
It is the intention of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. The Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income securities, the Fund bifurcates that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Short Sales
The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

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In addition, in accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The dividends on short sales and rebate income/fees are recorded under “Dividend expense and interest expense on securities sold short” on the Statement of Operations.
H.	Convertible Securities
The Fund may invest a portion of its assets in convertible securities. Although convertible securities derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Fund’s investments in convertible securities include features which render them sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit their potential for capital appreciation, and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Consequently, the Fund is exposed to greater downside risk than traditional convertible securities, but typically still less than that of the underlying stock.
I.	Private Investment in a Public Equity (PIPE) with Special Purpose Acquisition Companies (SPAC)
The Fund may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction with SPACs, including through commitments to purchase securities on a when-issued basis. A PIPE transaction typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will generally be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective. At period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs.
J.	Leveraged Loans
The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid earned or paid.
K.	Warrants
The Fund may receive warrants. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants may be freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.
L.	Securities Lending
The Fund may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the

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June 30, 2022
collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by the Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
As of June 30, 2022, the Fund was not loaning securities under the lending agreement with BNYM.
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by the Fund.
A.	Futures Contracts
A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund for financial statement purposes on a daily basis as unrealized appreciation or depreciation. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Statement of Operations as net realized gain (loss) from future contracts.
During the period ended June 30, 2022, the Fund utilized futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolios. The potential risks of doing so are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs. Futures contracts outstanding at period end, if any, are listed after the Fund’s Schedule of Investments.
B.	Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by the Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.
During the period ended June 30, 2022, the Fund entered into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk).
Forward foreign currency contracts outstanding at period end, if any, are listed after the Fund’s Schedule of Investments.
C.	Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Fund may purchase or write both put and call options on portfolio securities. When doing so, the Fund is subject to equity price risk and/or foreign currency risk in the normal course of pursuing its investment objectives.
When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedule of Investments. Purchased options are reported as an asset within “Investment in securities at value” in the Statement of Assets and Liabilities. Written options are reported as a liability within “Written options at value.” Changes in value of the purchased option are included in “Net change in unrealized appreciation (depreciation) from investments” in the Statement of Operations. Changes in value of written options are included in “Net change in unrealized appreciation (depreciation) from written options” in the Statement of Operations.

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If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statement of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) from written options” in the Statement of Operations.
The risk in writing call options is that the Fund gives up the opportunity for profit if the market price/foreign currency rate of the referenced security/ currency increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price/foreign currency rate of the referenced security/currency decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline.
During the period ended June 30, 2022, the Fund invested in writing put/call options and buying put/call options for various purposes, including for investment purposes and as a means to hedge other investments.
D.	Swaps
The Fund may enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The value of the swap is reflected on the Statement of Assets and Liabilities as “Swaps at value” for OTC swaps and as “variation margin receivable/payable” for centrally cleared swaps. Swaps are marked-to-market daily and changes in value are recorded as “Net change in unrealized appreciation (depreciation) on swaps” in the Statement of Operations.
Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown under “Swaps at value” in the Statement of Assets and Liabilities and are amortized over the term of the swap for OTC swaps. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Cash settlements between the Fund and the counterparty are recognized as “Net realized gain (loss) on swaps” in the Statement of Operations. Swap contracts outstanding at period end, if any, are listed after the Fund’s Schedule of Investments.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.
Securities deposited as margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as “Cash pledged as collateral for over the counter swaps”.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Total return swaps – Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk).
The Fund may enter into equity basket swaps to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. This means that the Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly.
During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the ISDA Master Agreement (defined below in “Derivative Risks”) between the Fund and the counterparty.
The value of the swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv)

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June 30, 2022
cash balances within the swap; and (v) other factors, as applicable. The swap involves additional risks than if the Fund has invested in the underlying positions directly, including: the risk that changes in the swap may not correlate perfectly with the underlying long and short securities; credit risk related to the counterparty’s failure to perform under contract terms; and liquidity risk related to the lack of a liquid market for the swap contract, which may limit the ability of the Fund to close out its position(s).
During the period ended June 30, 2022, the Fund utilized total return swaps to gain exposure to broad markets or to hedge the risk of individual securities within the portfolios, obtain long or short exposure to the underlying reference instrument, obtain leverage and gain exposure to restricted markets in order to avoid the operational burden of ownership filing requirements. At June 30, 2022, the Fund did not hold swap baskets.
The following is a summary of derivative instruments categorized by primary risk exposure, presented in the Statement of Assets and Liabilities at June 30, 2022:

Statement Line Description	Primary Risk
Asset Derivatives
Swaps at value	Equity contracts	$ 206
Purchased options at value(1)	Equity contracts	203
Unrealized appreciation on forward foreign currency exchange contracts	Currency contracts	251
Total		$ 660
Liability Derivatives
Swaps at value	Equity contracts	$(707)
Written options at value	Equity contracts	(93)
Unrealized depreciation on forward foreign currency exchange contracts	Currency contracts	(10)
Total		$(810)
(1)Amount included in investment in securities at value.
The following is a summary of derivative instruments categorized by primary risk exposure, presented in the Statement of Operations for the period ended June 30, 2022:
Statement Line Description	Primary Risk
Net Realized Gain (Loss) from
Purchased options(1)	Equity contracts	$ 705
Forward foreign currency exchange contracts	Currency contracts	175
Written options	Equity contracts	(412)
Swaps	Equity contracts	1,239
Total		$1,707

Net Change in Unrealized Appreciation/Depreciation on
Purchased options(2)	Equity contracts	$ 82
Forward foreign currency exchange contracts	Currency contracts	184
Written options	Equity contracts	131
Swaps	Equity contracts	(543)
Total		$ (146)
(1)Amount included in net realized gain (loss) from investments.
(2)Amount included in net change in unrealized appreciation (depreciation) on investments.
The table below shows the quarterly average volume (unless otherwise specified) of the derivatives held by the Fund for the period ended June 30, 2022.
Purchased Options(1)	$95
Written Options(1)	(189)
Forward Foreign Currency Exchange Purchase Contracts(2)	2,828
Forward Foreign Currency Exchange Sale Contracts(2)	4,493
Long Total Return Swap Contracts(2)	7,456

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June 30, 2022
Short Total Return Swap Contracts(2)	(3,806)
(1) Average premium amount.
(2) Average notional amount.
E.	Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
The Fund’s risk of loss from counterparty credit risk on derivatives bought or sold OTC, rather than traded on a securities exchange, is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC purchased options, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.
With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
F.	Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedules of Investments. Typically, the Fund and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Fund as of June 30, 2022:

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June 30, 2022
At June 30, 2022, the Fund’s derivative assets and liabilities (by type) are as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$ 251	$ 10
Purchased options at value	203	—
Swaps at value	206	707
Written options	—	93
Total derivative assets and liabilities in the Statement of Assets and Liabilities	$ 660	$810
Derivatives not subject to a MNA or similar agreement	(203)	(93)
Total assets and liabilities subject to a MNA	$ 457	$717

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Bank of America-Merrill Lynch	$ 16	$ (16)	$—	$—	$ —
Goldman Sachs & Co.	333	(333)	—	—	—
JPMorgan Chase Bank N.A.	108	(79)	—	—	29
Total	$457	$(428)	$—	$—	$29

Counterparty	Derivatives Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(1)
Bank of America-Merrill Lynch	$ 30	$ (16)	$—	$ (14)	$—
Goldman Sachs & Co.	608	(333)	—	(275)	—
JPMorgan Chase Bank N.A.	79	(79)	—	—	—
Total	$717	$(428)	$—	$(289)	$—
(a)These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.
Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Fund. The Adviser manages the Fund’s investment programs and general operations of the Fund, including oversight of the Fund’s subadviser.
As compensation for its services to the Fund, the Adviser receives a fee at an annual rate of 1.25% of the Fund’s average daily net assets, which is calculated daily and paid monthly.

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June 30, 2022
B.	Subadviser
Westchester Capital Management, LLC (“Subadviser”), is the subadviser to the Fund. The Subadviser manages the investments of the Fund, for which it is paid a fee by the Adviser.
C.	Expense Limitations
The Adviser has contractually agreed to limit the Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, 1.40% of the Fund’s Class I average daily net assets on an annualized basis, through September 30, 2023. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.
The exclusions include brokerage commissions, short dividends, interest expense, taxes, acquired fund fees and expenses or extraordinary expenses.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the period ending:

Expiration
2022	2023	2024	2025	Total
$ 224	$ 218	$ 224	$ 50	$ 716
During the period ended June 30, 2022, the Adviser did not recapture any expenses previously waived.
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of the Fund’s shares. For the period ended June 30, 2022, the Fund did not incur distribution fees.
F.	Administrator
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as administrator to the Fund.
For the six months (the “period”) ended June 30, 2022, the Fund incurred administration fees totaling $25, which are included in the Statement of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
G.	Investments with Affiliates
The Fund is permitted to purchase assets from or sell assets to certain affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the period ended June 30, 2022, the Fund did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
H.	Trustee Compensation
The Fund provides a deferred compensation plan for its Trustees who receive compensation from the Fund. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statement of Assets and Liabilities at June 30, 2022.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended June 30, 2022, were as follows:
Purchases	Sales
$39,060	$39,054
There were no purchases or sales of long-term U.S. Government and agency securities during the period ended June 30, 2022.

THE MERGER FUND® VL
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022
Note 6. 10% Shareholders
As of June 30, 2022, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:
% of Shares Outstanding	Number of Accounts[1]
83%	2
[1]	Neither of the accounts is affiliated.
Note 7. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s portfolio manager(s) to invest the Fund’s assets as intended.
In July 2017, the head of the United Kingdom Financial Conduct Authority (“FCA”) announced the intention to phase out the use of LIBOR by the end of 2021. However, after subsequent announcements by the FCA, the LIBOR administrator and other regulators, certain of the most widely used LIBORs are expected to continue until June 30, 2023. The ICE Benchmark Administration Limited, which is regulated and authorized by FCA, and the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The expected discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including the Fund. Abandonment of or modifications to LIBOR could lead to significant short and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain the effects such changes will have on the Fund, issuers of instruments in which the Fund invests, and the financial markets generally.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.
The Fund may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
Sector	Percentage of Total Investments
Information Technology	33.6%*
* Data expressed as a percentage of long common stocks, private investments in public equity, closed-end funds, preferred stocks, contingent value rights, rights, warrants, bank loans, convertible bonds, corporate bonds and long total return swap contract positions as of June 30, 2022. Data expressed excludes special purpose acquisition companies, escrow notes, short- term investments, securities sold short, written and purchased options, forward currency exchange contracts and short total return swap contracts. Please refer to the Schedule of Investments for more details on each of the Fund’s individual holdings.
Note 8.  Indemnifications
Under the Fund’s organizational documents and in separate agreements between each Trustee and the Fund, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide a variety of indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and that have not occurred. However, the Fund has not had prior claims or losses pursuant to these arrangements, and it expects the risk of loss to be remote.
Note 9. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
At June 30, 2022, the Fund did not hold any securities that were restricted.

THE MERGER FUND® VL
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022
Note 10. Redemption Facility
($ reported in thousands)
On March 10, 2022, the Fund and certain other affiliated funds entered into a $250,000 unsecured line of credit (“Credit Agreement”). This Credit Agreement, as amended, is with a commercial bank that allows the Fund to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-fifth of the Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 9, 2023. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the period June 30, 2022, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. The Fund and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The Fund had no borrowings at any time during the period ended June 30, 2022.
Note 11. Federal Income Tax Information
($ reported in thousands)
At June 30, 2022, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Investments (including purchased options)	$ 54,442	$ 1,444	$ (2,925)	$ (1,481)
Written options	(233)	151	(11)	140
The Fund has capital loss carryovers available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the fiscal year ended December 31, 2021, the Fund’s capital loss carryovers were as follows:
Short-Term	Long-Term
$550	$—
Note 12. Regulatory Matters and Litigation
From time to time, the Fund, the Adviser and/or subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 13. Recent Accounting Pronouncement
In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
Note 14. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (the “Program”) to govern the Fund’s approach to managing liquidity risk, which is the risk that a Fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Program is overseen by the Adviser as the Fund’s Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Assessment and management of a Fund’s liquidity risk under the Program take into consideration certain factors, such as the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of Fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
At a meeting of the Board held on May 23-25, 2022, the Board received a report from the Program Administrator addressing the operation and management of the Program for calendar year 2021 (the “Review Period”). The Program Administrator’s report noted that for the Review Period, the Program Administrator believed that the Program was implemented and operated effectively in all material respects and that existing procedures, controls and safeguards were appropriately designed to enable the Program Administrator to administer the Program in compliance with Rule 22e-4. The Program Administrator’s report noted that during the Review Period, there were no events that created liquidity related concerns for the Fund. The Program Administrator’s report further noted that while changes to the Program had been made during the Review Period and reported to the Board, no material changes were made to the Program as a result of the Program Administrator’s annual review.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to a Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in that Fund may be subject.

THE MERGER FUND® VL
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Kevin J. Carr, Senior Vice President and Assistant Secretary
Jennifer S. Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-367-5877
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-367-5877.

P.O. Box 9874
Providence, RI 02940-8074
For more information about The Merger Fund® VL,
please contact us at 1-800-367-5877, or visit Virtus.com.
8465	08-22

Item 2. Code of Ethics.

Response not required for semi-annual report.

Item 3. Audit Committee Financial Expert.

Response not required for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Response not required for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Response not required for semi-annual report.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees that were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Merger Fund® VL

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President and Chief Executive Officer
(principal executive officer)

Date 9/1/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President and Chief Executive Officer
(principal executive officer)

Date 9/1/22

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President,
Chief Financial Officer, and Treasurer
(principal financial officer)

Date 9/1/22

*	Print the name and title of each signing officer under his or her signature.